Document And Entity Information	12 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0002045440
Document Type	POS AM
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Idea Tech Holding Limited
Entity Incorporation, State or Country Code	E9
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true